Fair Value Measurements - Schedule of Liability for Derivatives and Warrants (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Fair Value Disclosures [Abstract]
Fair Values of Derivatives, Convertible Notes at beginning			$ 1,203
Fair Values of Derivatives, Convertible Notes Change in fair value			(206)
Fair Values of Derivatives, Convertible Notes Additions			3,583
Fair Values of Derivatives, Convertible Notes Redemptions			(4,580)
Fair Values of Derivatives, Reclassification of warrant liabilities
Fair Values of Derivatives, Convertible Notes at end
Fair Values of Warrant Liability subsidiary at beginning			24
Fair Values of Warrant Liability subsidiary Change in fair value			(3)
Fair Values of Warrant Liability subsidiary Additions
Fair Values of Warrant Liability subsidiary Redemptions
Fair Values of Warrant Liability subsidiary Reclassification of warrant liabilities
Fair Values of Warrant Liability subsidiary at end	21		21
Profits Interests Sold at beginning			1,971
Profits Interests Sold Change in fair value			148
Profits Interests Sold Additions
Profits Interests Sold Redemptions
Profits Interests Sold Reclassification of warrant liabilities
Profits Interests Sold at end	2,119		2,119
Warrant Liability, at beginning			24
Warrant Liability, Change in fair value	(4,543)		(9,143)
Warrant Liability, Additions			50,743
Warrant Liability, Redemptions
Warrant Liability, Reclassification of warrant liabilities			(13,535)
Warrant Liability, at end	28,085		28,085
Embedded Put Option, at beginning			376
Embedded Put Option, Change in fair value			(220)
Embedded Put Option, Additions			172
Embedded Put Option, Redemptions			(328)
Embedded Put Option, Reclassification of warrant liabilities
Embedded Put Option, at end